Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017	Aug. 09, 2016	Feb. 29, 2016	Apr. 27, 2015	Feb. 28, 2015
PGIM Floating Rate Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 15,527.51	$ 14,344.02	$ 12,919.09	$ 12,764.11	$ 12,523.03	$ 11,568.94	$ 11,326.62	$ 11,041.25	$ 10,546.04		$ 9,547.50		$ 9,775.03
PGIM Floating Rate Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 14,758.28	13,735.57	12,450.02	12,406.12	12,263.55	11,402.11	11,246.96	11,046.05	10,629.33		9,694.43		10,000.00
PGIM Floating Rate Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 16,295.95	15,016.64	13,491.66	13,295.56	13,011.51	11,990.78	11,709.98	11,375.24	10,847.69		9,793.45		10,000.00
PGIM Floating Rate Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,166.09	14,873.24	13,356.15	13,169.74	12,868.75	11,853.25	11,569.84	11,233.45	10,707.39		9,664.69	$ 10,000.00
PGIM Government Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 9,968.11	9,451.24	9,277.09	10,411.49	10,927.92	10,919.16	9,973.69	9,729.05	9,788.48		9,812.12		9,674.87
PGIM Government Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 9,459.40	9,070.82	8,983.26	10,183.66	10,776.96	10,858.82	9,992.05	9,830.20	9,967.85		10,069.10		10,000.00
PGIM Government Income Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 10,030.83	9,545.76	9,377.23	10,549.96	11,106.18	11,139.52	10,195.04	9,978.27	10,066.74		10,116.77		10,000.00
PGIM Government Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 10,734.01	10,137.35	9,894.74	11,027.58	11,518.88	11,455.94	10,420.94	10,130.62	10,167.37		10,167.19		10,000.00
PGIM Government Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 10,346.26	9,769.89	9,535.28	10,627.40	11,100.49	11,049.96	10,032.63	9,742.77	9,760.99	$ 10,000.00
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,613.206378076449	10,975.71050894279	10,622.314937223893	11,766.203321234609	12,085.777428965806	11,920.852610707847	10,673.847488448771	10,345.908377406426	10,293.911103790217	10,000	10,150.260244568257	10,000	10,000
S&P UBS Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P UBS Leveraged Loan Index
Account Value	$ 16,366.823980324401	15,128.181766177788	13,584.14461184758	13,283.483499404476	12,866.366081594035	12,177.857801659473	11,794.7012617827	11,364.673599311665	10,886.988507612201		9,672.9683130920239	$ 10,000	10,000
Bloomberg US Aggregate ex-Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate ex-Credit Index
Account Value	$ 11,169.488026399475	10,580.615194037355	10,333.91824936352	11,422.894302214276	11,706.750619301494	11,625.722543339096	10,549.649050369302	10,204.376548300372	10,225.020644101323	10,000	10,267.857142864839		10,000
Bloomberg US Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Government Bond Index
Account Value	$ 11,066.955282125884	$ 10,544.682149573491	$ 10,302.807802160945	$ 11,441.853368769849	$ 11,689.163094768384	$ 11,694.169364520472	$ 10,437.118867958894	$ 10,112.188121347475	$ 10,164.873150702435	$ 10,000	$ 10,282.735044378098		$ 10,000